Discontinued operations - Cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from discontinued operations
Net cash flows generated from operating activities		€ 7,173	€ 2,911
Net cash flows generated from/used in (-) investing activities	€ 28,696	(2,284)	(1,350)
Net cash flows used in financing activities		(664)	(709)
Net cash flows from discontinued operations	€ 28,696	€ 4,225	€ 852